UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2006


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CALIFORNIA MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2006

 [LOGO OF USAA]
    USAA(R)

                                 USAA CALIFORNIA
                                    MONEY MARKET Fund

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank, N.V., Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Postbank, Dexia Credit Local, Goldman Sachs Group, Inc., Merrill Lynch & Co., Inc., U.S. Bank, N.A., or Wachovia Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      California State Teachers' Retirement System or Fannie
                      Mae.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              CCD     Community College District

              COP     Certificate of Participation

              CP      Commercial Paper

              GO      General Obligation

              MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender

              MFH     Multifamily Housing

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                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

              MLO     Municipal Lease Obligation

              PCRB    Pollution Control Revenue Bond

              P-FLOAT Puttable Floating Option Tax-Exempt Receipts

              PUTTER  Puttable Tax-Exempt Receipts

              RAN     Revenue Anticipation Note

              RB      Revenue Bond

              ROC     Reset Option Certificate

              TOC     Tender Option Certificate

              TRAN    Tax Revenue Anticipation Note

              USD     Unified School District

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                        COUPON          FINAL
   AMOUNT    SECURITY                                                                              RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (87.8%)

             CALIFORNIA (87.1%)
  $ 3,000    Alameda Contra Costa Schools Financing Auth. COP (MLO),
                Series B (LOC - Bank of Nova Scotia)                                               4.00%     7/01/2023   $  3,000
    9,300    Antelope Valley Healthcare District RB,
                Series 2002A (LOC - JPMorgan Chase Bank, N.A.)                                     3.95      9/01/2017      9,300
    2,660    Apple Valley COP (MLO), Series 2001 (LOC - Allied Irish Banks plc)                    3.98      9/01/2015      2,660
   11,000    Corona MFH RB, Series 1985B (NBGA)(a)                                                 3.92      2/01/2023     11,000
    3,800    Fremont COP (MLO), Series 1991 (LOC - KBC Bank, N.V.)                                 3.97      8/01/2022      3,800
   10,220    Golden State Tobacco Securitization Corp. RB, Series 2003B, TOC Trust,
                Series 2004-B (LIQ) (INS)(a)                                                       4.00      6/08/2028     10,220
    3,505    Hacienda La Puente USD COP (MLO) (LOC - Union Bank of California)                     4.35     10/01/2009      3,505
      300    Hanford 1997 COP (MLO) (LOC - Union Bank of California)                               4.05      3/01/2008        300
    5,125    Hanford Sewer System RB, Series 1996A (LOC - Union Bank of California)                4.05      4/01/2023      5,125
    4,112    Irvine Improvement Bonds, Assessment District 87-8 (LOC - KBC Bank, N.V.)             3.93      9/02/2024      4,112
             Irvine Public Facilities and Infrastructure Auth. RB (MLO),
    1,825       Series 1985 (LOC - State Street Bank and Trust)                                    3.95     11/01/2010      1,825
    1,575       Series 1987 (LOC - State Street Bank and Trust)                                    3.95     11/01/2010      1,575
    3,005    Lemoore COP (MLO), Series 1995 (LOC - Union Bank of California)                       4.07     11/01/2020      3,005
    8,320    Loma Linda Water RB, Series 1995 (LOC - Union Bank of California)                     4.04      6/01/2025      8,320
    5,000    Long Beach Health Facility RB, Series 1991                                            3.90     10/01/2016      5,000
   15,190    Long Beach USD GO, 1999 Series F, ABN AMRO MuniTOPS Certificates Trust,
                Series 2004-34 (LIQ) (INS)(a)                                                      4.00      2/01/2011     15,190
             Los Angeles Department Water and Power RB,
    5,550       Series 2005A, Eagle Tax Exempt Trust, J Series 20060010 (LIQ) (INS)(a)             4.01      7/01/2035      5,550
    7,850       Series 2005A-1, PUTTER, Series 1262 (LIQ) (INS)(a)                                 4.03      7/01/2013      7,850
   19,920    Los Angeles Senior COP (MLO), Series 2000, MERLOT, Series 2000 NN (LIQ) (INS)(a)      4.00     11/01/2031     19,920
    5,280    Los Angeles USD, Series 2006F, Solar Eclipse Certificates,
                Series 2006-0018 (LIQ) (INS)(a)                                                    3.99      7/01/2030      5,280
    3,250    Merced Irrigation District RB, Series 2005, ROC Trust II-R,
                Series 512 (LIQ) (INS)(a)                                                          4.00      9/01/2036      3,250
    7,800    Monrovia Redevelopment Agency COP, Series 1984 (NBGA)                                 3.65     12/01/2014      7,800
    6,945    Montebello Public Financing Auth. Lease RB (MLO),
                Series 2004A (LOC - Union Bank of California)                                      4.04     12/01/2034      6,945
    7,115    Moreno Valley COP (MLO), Series 1997 (NBGA)                                           3.96      6/01/2027      7,115
    3,000    North Orange County Regional Occupational Program COP (MLO),
                Series A (LIQ) (INS)                                                               3.95      9/01/2036      3,000
    2,290    Novato MFH RB, Series 2002 (LOC - Bank of the West)                                   3.94     10/01/2032      2,290
    6,995    Sacramento City Financing Auth. RB (MLO), Series 2005, P-FLOAT,
                Series PT-3407 (LIQ) (INS)(a)                                                      4.01     12/01/2015      6,995
    5,170    Sacramento City Financing Auth. Tax Allocation RB, Series 2005A, TOC Trust,
                Series 2006-Z-3 (LIQ) (INS)(a)                                                     4.03     12/12/2025      5,170
    3,000    Sacramento County Sanitation Districts Financing Auth. RB,
                Series 2004A, Eagle Tax Exempt Trust, J Series 20060023 (LIQ) (INS)(a)             4.01     12/01/2035      3,000
    7,135    Sacramento Municipal Utility District Financing Auth. RB,
                Series 2006, P-FLOAT, Series PT-3467 (LIQ) (INS)(a)                                4.01      7/01/2021      7,135
   14,960    San Diego CCD GO, Series 2005, ROC Trust 11-R, Series 7016 (LIQ) (INS)(a)             4.00      5/01/2025     14,960
    1,275    San Diego County COP (LOC - Comerica Bank, N.A.)                                      4.05      1/01/2023      1,275
    6,275    San Diego County COP (LOC - Comerica Bank, N.A.)                                      3.99     12/01/2028      6,275
    9,500    San Diego County COP (LOC - Allied Irish Banks plc)                                   3.97     11/01/2034      9,500
   10,430    San Francisco City and County GO, Series 2005A, ROC Trust II-R,
                Series 4078 (LIQ) (INS)(a)                                                         4.00      6/15/2012     10,430
             San Jose USD GO,
    4,120       Series 2006, P-FLOAT, Series PT-3497 (LIQ) (INS)(a)                                4.01      8/01/2022      4,120
    1,410       Series 2006, P-FLOAT, Series PZ-115 (LIQ) (INS)(a)                                 4.03      8/01/2026      1,410

4

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                        COUPON          FINAL
   AMOUNT    SECURITY                                                                              RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------------------------
  $ 8,840    Santa Monica CCD GO, Series 2005C, ABN AMRO MuniTOPS Certificate Trust,
                Series 2005-55 (LIQ) (INS)(a)                                                      4.00%     8/01/2013   $  8,840
   14,640    Sonoma County Junior College District GO, Series 2002B, ABN AMRO MuniTOPS,
                Series 2005-63 (LIQ) (INS)(a)                                                      4.00      8/01/2013     14,640
   15,770    State Department of Water Resources RB, Series 2002C-7 (LIQ) (INS)                    3.97      5/01/2022     15,770
   21,650    State Economic Recovery RB, Series 2004C-21 (LIQ) (INS)                               3.93      7/01/2023     21,650
    4,100    State Educational Facilities Auth. RB, Series 1998A (LOC - Allied Irish Banks plc)    4.05     12/01/2028      4,100
    8,100    State Financing Auth. PCRB, Series 1996C (LOC - JPMorgan Chase Bank, N.A.)            3.95     11/01/2026      8,100
             State GO,
    5,195    PUTTER, Series 1255 (LIQ) (INS)(a)                                                    4.03     12/01/2012      5,195
      635       Series 2004A-1 (NBGA) (LOC - Citibank, N.A.)                                       3.92      5/01/2034        635
    5,700       Series 2004B-1 (LOC - Citibank, N.A., National Australia Bank, Ltd., and
                State Street Bank & Trust Co.)                                                     3.92      5/01/2034      5,700
    3,140       Series 2004B-2 (LOC - Citibank, N.A., National Australia Bank, Ltd., and
                State Street Bank & Trust Co.)                                                     3.91      5/01/2034      3,140
    5,000       Series 2005A-3 (LOC - Bank of America, N.A.)                                       3.93      5/01/2040      5,000
    5,950    State Infrastructure and Economic Development Bank RB,
                Series 2001 (LOC - Allied Irish Banks plc)                                         3.98     10/01/2027      5,950
    5,750    State Solid Waste Disposal PCRB, Series 2005A (NBGA)                                  3.96     12/01/2030      5,750
    3,200    Statewide Communities Development Auth. COP,
                Series 1998 (LOC - SunTrust Bank)                                                  4.04      6/01/2013      3,200
             Statewide Communities Development Auth. RB,
   12,175       Series 2001A (LOC - U.S. Bank, N.A.)                                               3.92     10/01/2031     12,175
    5,835       Series 2002 (LOC - SunTrust Bank)                                                  3.97      4/01/2027      5,835
   13,000       Series 2002B(d)                                                                    3.95     11/01/2030     13,000
    1,500       Series 2003B                                                                       3.95      8/15/2025      1,500
    3,150       Series 2004 (LOC - Comerica Bank, N.A.)                                            3.94     12/01/2024      3,150
    2,600       Series 2004M                                                                       3.95      4/01/2038      2,600
    7,760       Series 2006A (LOC - Allied Irish Banks plc)                                        3.95      5/01/2026      7,760
   18,000    Torrance Hospital RB, Series 1992 (LOC - JPMorgan Chase Bank, N.A.)(d)                3.96      2/01/2022     18,000
   13,005    Univ. of California Regents RB, Series 2005G, PUTTER, Series 1231 (LIQ) (INS)(a)      4.03     11/15/2011     13,005
   12,090    Vallejo Housing Auth. MFH Mortgage RB,
                Series 1985A (LOC - Bank of America, N.A.)                                         3.96      6/01/2007     12,090
             West Covina Public Financing Auth. Lease RB (MLO),
    8,165       Series 2004A (LOC - Union Bank of California)                                      4.04      5/01/2034      8,165
    5,335       Series 2004B (LOC - Union Bank of California)                                      4.04      5/01/2034      5,335

             PUERTO RICO (0.7%)
    2,455    Commonwealth Highway and Transportation Auth. RB, Series L, MACON Trust
                Variable Certificates, Series 2006M (LIQ) (INS)(a)                                 3.97      7/01/2030      2,455
    1,000    Commonwealth Public Improvement Bonds of 2000 GO, MERLOT,
                Series 2000EE (LIQ) (INS)(a)                                                       3.98      7/01/2029      1,000
                                                                                                                         --------
             Total variable-rate demand notes (cost: $440,947)                                                            440,947
                                                                                                                         --------

             PUT BONDS (1.1%)

             PUERTO RICO
    5,500    Industrial, Medical and Environmental Pollution Control Facilities Financing
                Auth. RB, Series 1983A (cost: $5,502)                                              3.55     3/01/2023       5,502
                                                                                                                         --------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                        COUPON          FINAL
   AMOUNT    SECURITY                                                                              RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (12.2%)

             CALIFORNIA (11.1%)
  $ 8,700    Community College Financing Auth. 2006 TRAN (INS)(c,e)                                4.50%     6/29/2007   $  8,773
    7,000    East Bay Municipal Utility District CP Notes                                          3.50      8/03/2006      7,000
    8,870    El Camino CCD GO, Series 2005                                                         3.00(b)   8/01/2006      8,848
    6,890    School Project for Utility Rate 2005 RAN                                              2.98      9/21/2006      6,890
    1,160    Sonoma County Junior College District GO, Series 2005 (INS)                           2.97(b)   8/01/2006      1,157
    6,000    State GO CP Notes                                                                     3.60      7/11/2006      6,000
   10,000    State Infrastructure and Economic Development Bank CP Notes,
                Series 2001 (LOC - Bank of America, N.A.)                                          3.60     10/04/2006     10,000
    4,000    State Public Works Board RB (MLO), Series 2004A                                       5.00      6/01/2007      4,047
    2,750    Ventura County 2006-07 TRAN(c)                                                        4.50      7/02/2007      2,771

             PUERTO RICO (1.1%)
    5,500       Commonwealth TRAN, Series 2006 (LOC - Fortis Bank, Dexia Credit
                Local, Royal Bank of Canada, BNP Paribas, State Street Bank &
                Trust Co., Bank of Nova Scotia, Citibank, N.A.)                                    4.50      7/28/2006      5,505
                                                                                                                         --------
             Total fixed-rate instruments (cost: $60,991)                                                                  60,991
                                                                                                                         --------

             TOTAL INVESTMENTS (COST: $507,440)                                                                          $507,440
                                                                                                                         ========

6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 10 separate funds. Effective after the close of business on July 31, 2006, the USAA California Money Market Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Company's Board of Directors.

         B. As of June 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $502,091,000 at June 30, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (c) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2006, the aggregate market value of securities purchased on a delayed-delivery or when-issued basis was $11,544,000, all of which were when-issued.

         (d) At June 30, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (e) Credit enhancement covers only a portion of the security's principal amount.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48501-0806                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.